Income Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Components of Loss before Income Taxes

The components of loss before income taxes are as follows:

	Year Ended December 31,
	2016	2015	2014
	(in thousands)
Domestic	$(8,572)	$(8,016)	$395
Foreign	(2,738)	(3,370)	(1,107)
Total	$(11,310)	$(11,386)	$(712)

Reconciliation of Provision for Income Taxes at Statutory Rate and Provision (Benefit) for Income Taxes at Effective Tax Rate

For purposes of the reconciling the Company’s provision for income taxes at the statutory rate and the Company’s provision (benefit) for income taxes at the effective tax rate, a notional 34% tax rate was applied as follows:

	Year Ended December 31,
	2016	2015	2014
	(in thousands)
Income tax at federal statutory rate	$(3,846)	$(3,871)	$(242)
Increase/(Decrease) in tax resulting from:
State income tax expense, net of federal tax effect	(183)	(103)	9
Nondeductible permanent items	1,012	567	123
Foreign rate differential	662	474	228
State rate change	(13)	(74)	9
Adjustment to deferred taxes	(132)	(525)	(2)
Change in valuation allowance	2,351	2,921	(248)
Uncertain tax positions	83	50	12
Other	42	(1)	22
Total	$(24)	$(562)	$(89)

Schedule of Provision for (Benefit from) Income Taxes

The provision for (benefit from) income taxes is as follows:

	Year Ended December 31,
	2016	2015	2014
	(in thousands)
Current:
Federal	$—	$(14)	$16
State	31	4	24
Foreign	109	(101)	191
	140	(111)	231
Deferred:
Federal	(1,823)	(2,536)	255
State	(396)	(315)	(1)
Foreign	(296)	(521)	(326)
	(2,515)	(3,372)	(72)
Change in valuation allowance	2,351	2,921	(248)
Total	$(24)	$(562)	$(89)

Schedule of Net Deferred Tax Assets (Liabilities)

The net deferred tax assets (liabilities) at December 31, 2016 and 2015 are comprised of the following:

	As of December 31,
	2016	2015
	(in thousands)
Deferred rent	$47	$110
AMT credit	31	50
Accrued expenses	1,091	1,341
Deferred revenue	441	359
Net operating loss carryforward	18,722	15,737
Other assets	423	411
Intangible assets	(2,173)	(1,524)
Property and equipment	(166)	(282)
Other liabilities	(28)	(16)
Valuation allowance	(18,882)	(16,531)
Total non-current deferred income tax liabilities	$(494)	$(345)

Schedule of Changes in Unrecognized Tax Benefits

The following changes occurred in the amount of unrecognized tax benefits during the years ended December 31, 2016, 2015, and 2014:

	Year Ended December 31,
	2016	2015	2014
	(in thousands)
Beginning balance of unrecognized tax benefits	$167	$117	$105
Additions for current year tax positions	75	50	12
Ending balance (excluding interest and penalties)	242	167	117
Interest and penalties	8	—	—
Total	$250	$167	$117